Accrued Expenses (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses represent salary and welfare payables, professional fees, utilities, and payables for other operating expenses.

	December 31, 2025	June 30, 2025
Professional fees accruals	$1,398,722	$343,680
Others	8,873	4,674
	$1,407,595	$348,354